Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
34. SUBSEQUENT EVENTS
These financial statements and notes reflect the Company’s
evaluation of events occurring subsequent to
the balance sheet date through February 23, 2026, the date
the financial statements were issued.